Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Disclosure of other components of equity [line items]
Other components of equity	$ 16,584	¥ 110,946	¥ 74,722	[1]	¥ 11,560
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(5,862)	(39,215)	(82,939)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	2,953	19,758	19,758
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(1,725)	(11,541)	¥ (11,541)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of other components of equity [line items]
Other components of equity	$ (11,950)	¥ (79,948)

[1]	Restated